Exhibit 99.3 Schedule 1

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	1

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
23208	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A																CFCFS1736: Significant time at current residence - Clayton Comments: 25 years at departing residence CFCFS1737: LTV below guideline requirements - Clayton Comments: LTV 75 - Max 80%
34827	XXXXXX	FL	(No Data)	ATR/QM: Exempt	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Assets	Satisfied	D	A	D	A	CRDAST2670	Asset documentation is insufficient per guideline requirements	No	Missing 1 months statements prior and up to XXX for XXX accounts XXX and XXX.	9/23/2025: Received statement for XXX XXX #XXX. The statement in original PDF is a one month statement for both XXX #XXX & #XXX. It is a new account opened XXX.	9/23/2025: Exception satisfied.	(No Data)	Not Applicable	CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has owned home for over 21 years.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 748 is above the required 620.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Reserves of 9.71 months exceeds the required 0 months reserves.

34984	XXXXXX	CT	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  797 credit score; 680 minimum required FICO

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  $59,373.23 in post closing reserves or 16.34 months PITI. Three months required reserves.